Subsequent Event - Additional Information (Detail) - Long-Term Incentive Plan [Member] - Performance Options [Member] - $ / shares		9 Months Ended	12 Months Ended
	Jan. 16, 2018	Sep. 30, 2017	Dec. 31, 2016
Tranche B [Member]
Investor IRR, equal to or in excess (as a percent)		20.00%	20.00%
Minimum cash-on-cash return on investor investments		2.5	2.5
Tranche C [Member]
Investor IRR, equal to or in excess (as a percent)		25.00%	25.00%
Minimum cash-on-cash return on investor investments		3.0	3.0
Subsequent Event [Member] | Tranche B [Member]
Investor IRR, equal to or in excess (as a percent)	20.00%
Minimum cash-on-cash return on investor investments	2.5
Volume-weighted average price per share for the prior 60 consecutive trading days	$ 19.11
Subsequent Event [Member] | Tranche C [Member]
Investor IRR, equal to or in excess (as a percent)	25.00%
Minimum cash-on-cash return on investor investments	3
Volume-weighted average price per share for the prior 60 consecutive trading days	$ 22.93